Costs of sales (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Costs of sales
Cost of stream sales	$ 27.0	$ 36.4
Cost of prepaid ounces	1.9	1.8
Mineral production taxes	0.3	0.6
Oil & gas operating costs	1.0	1.1
Total costs of sales	$ 30.2	$ 39.9